SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH MAY 2004

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

05-03    GF     1900     7.4400       9.27	       Weeden & Co.
05-04   " "     6500     7.5026       9.32              " "
05-05   " "     3300     7.5300       9.31		  " "
05-06   " "     8000     7.3975       9.03		  " "
05-07   " "     2000     7.1600       8.93              " "
05-10   " "     8500     6.8335       8.43              " "
05-11   " "     6900     6.8400       8.53              " "
05-12   " "     7300     6.7410       8.52              " "
05-13   " "     1100     6.9300       8.57              " "
05-14   " "     6000     6.8700       8.59              " "
05-17   " "     5500     6.7344       8.45              " "
05-18   " "     3600     6.8800       8.53              " "
05-19   " "     4600     7.0600       8.80              " "
05-20   " "      200     6.8900       8.65              " "
05-21   " "     5000     6.9644       8.76              " "
05-24   " "     7000     7.0496       8.77              " "
05-25   " "     8200     7.0244       8.85              " "
05-26   " "     1500     7.1287       8.91              " "
05-27   " "     5000     7.2144       9.07              " "
05-28   " "     3000     7.2000       9.09              " "



The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          6/1/04